Private Placement (Details) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)	34,500,000
Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)		5,666,667	6,266,667
Purchase price		$ 1.50	$ 1.50
Aggregate purchase price exercised (in Dollars)		$ 8,500,000
Common stock at a price			$ 11.50
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate amount of purchased shares (in Shares)	4,500,000	347,500,000
Aggregate purchase price exercised (in Dollars)		$ 9,400,000	$ 9,400,000